Shareholders' Equity And Net Income Per Share Weighted Average Shares Outstanding and Net Income Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Numerator:
Income from continuing operations																	$ 1,309		$ 1,170		$ 1,027
Income from discontinued operations attributable to Delphi																	42		42		50
Net income attributable to Delphi	$ 344		$ 305		$ 382		$ 320		$ 298		$ 271		$ 367		$ 276		$ 1,351		$ 1,212		$ 1,077
Denominator:
Weighted average number of basic shares outstanding (shares)	294.11		298.59		302.68		305.85		307.08		309.68		311.93		314.68		300.27		310.82		322.94
Dilutive shares related to RSU's																	1.62		0.98		0.35
Weighted average ordinary shares outstanding, including dilutive shares	296.93		300.14		303.74		306.89		308.64		310.62		312.69		315.36		301.89		311.80		323.29
Basic net income per share:
Income from continuing operations, per basic share	$ 1.16	[1]	$ 1.00	[1]	$ 1.19	[1]	$ 1.02	[1]	$ 0.94	[1]	$ 0.86	[1]	$ 1.13	[1]	$ 0.84	[1]	$ 4.36	[1]	$ 3.76	[1]	$ 3.19
Income from discontinued operations, per basic share	$ 0.01	[1]	$ 0.02	[1]	$ 0.07	[1]	$ 0.03	[1]	$ 0.03	[1]	$ 0.02	[1]	$ 0.05	[1]	$ 0.04	[1]	$ 0.14	[1]	$ 0.14	[1]	$ 0.15
Basic net income per share attributable to Delphi	$ 1.17	[1]	$ 1.02	[1]	$ 1.26	[1]	$ 1.05	[1]	$ 0.97	[1]	$ 0.88	[1]	$ 1.18	[1]	$ 0.88	[1]	$ 4.50	[1]	$ 3.90	[1]	$ 3.34
Diluted net income per share:
Income from continuing operations, per diluted share	$ 1.15	[1]	$ 1.00	[1]	$ 1.19	[1]	$ 1.01	[1]	$ 0.94	[1]	$ 0.85	[1]	$ 1.12	[1]	$ 0.84	[1]	$ 4.34	[1]	$ 3.75	[1]	$ 3.18
Income from discontinued operations, per diluted share	$ 0.01	[1]	$ 0.02	[1]	$ 0.07	[1]	$ 0.03	[1]	$ 0.03	[1]	$ 0.02	[1]	$ 0.05	[1]	$ 0.04	[1]	$ 0.14	[1]	$ 0.14	[1]	$ 0.15
Diluted net income per share attributable to Delphi	$ 1.16	[1]	$ 1.02	[1]	$ 1.26	[1]	$ 1.04	[1]	$ 0.97	[1]	$ 0.87	[1]	$ 1.17	[1]	$ 0.88	[1]	$ 4.48	[1]	$ 3.89	[1]	$ 3.33
Anti-dilutive securities share impact																	$ 0.00		$ 0.00		$ 3.15

[1]	Due to the use of the weighted average shares outstanding for each quarter for computing earnings per share, the sum of the quarterly per share amounts may not equal the per share amount for the year.